--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS
JUNE 30, 2001

================================================================================

                                                                                                                     Ratings (a)
                                                                                                                ------------------
    Face                                                                        Maturity            Value                 Standard
   Amount                                                                         Date     Yield   (Note 1)     Moody's   & Poor's
   ------                                                                         ----     -----    ------      --------  --------
Put Bonds (b) (8.99%)
------------------------------------------------------------------------------------------------------------------------------------
$ 8,000,000   Connecticut State Special Assessment Unemployment
              Compensation Advance Fund RB - Series 1993C
              Insured by FGIC                                                   07/01/01   4.35%  $ 8,000,000     VMIG-1     A1+
  2,000,000   Intermountain Power Agency (Utah Power Supply) - Series F
              Insured by AMBAC Indemnity Corp.                                  09/17/01   3.10     2,000,000     VMIG-1     A1+
  5,000,000   Vermont Educational & Health Building Finance Agency
              (Middlebury College)                                              11/01/01   4.40     5,000,000                A1+
  3,655,000   Vermont Educational & Health Building Finance Agency
              (Middlebury College)                                              05/01/02   3.05     3,655,000                A1+
-----------                                                                                       -----------
$18,655,000   Total Put Bonds                                                                     $18,655,000
-----------                                                                                       -----------
Tax Exempt Commercial Paper (16.19%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   Commonwealth of Massachusetts - Series E                          07/09/01   3.00%  $ 1,000,000       P1       A1+
  1,700,000   Delaware County, PA IDA IDRD (Philadelphia Electric Company)
              LOC Toronto Dominion Bank                                         08/23/01   3.05     1,700,000       P1       A1+
  5,296,000   Harris County, TX - Series C                                      07/12/01   3.25     5,296,000       P1       A1+
  4,000,000   Maryland HEFA (Johns Hopkins University) - Series A               09/07/01   2.65     4,000,000       P1       A1+
  3,000,000   Nebraska Public Power - Series A
              LOC Commerzbank A.G./Bank of Nova Scotia/
              Toronto Dominion Bank                                             08/09/01   3.10     3,000,000       P1       A1
  2,600,000   Omaha, NE Public Power District                                   07/09/01   2.85     2,600,000       P1       A1+
  3,000,000   San Antonio, TX (Water System) - Series 1995                      07/13/01   2.85     3,000,000       P1       A1
  5,000,000   San Antonio, TX (Water System) - Series 1995                      07/13/01   2.70     5,000,000       P1       A1
  3,000,000   State of Wisconsin GO - Series 2000A                              07/10/01   3.35     3,000,000       P1       A1+
  3,000,000   State of Wisconsin GO - Series B                                  08/13/01   3.10     3,000,000       P1       A1+
  2,000,000   York County, PA IDA PCRB (Philadelphia Electric Co.)
              LOC Toronto Dominion Bank                                         07/06/01   2.75     2,000,000       P1       A1+
-----------                                                                                       -----------
$33,596,000   Total Tax Exempt Commercial Paper                                                   $33,596,000
-----------                                                                                       -----------
Tax Exempt General Obligation Notes & Bonds (10.26%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,900,000   California HEFA Student Loan Variable Note
              Guaranteed by Student Loan Marketing Association                  04/01/02   3.15%  $ 1,900,000     VMIG-1
  3,000,000   Massachusetts State BAN                                           09/06/01   4.30     3,003,694      MIG-1
  1,500,000   Michigan Municipal Bond Authority RB - Series 2000B-1             07/02/01   4.29     1,500,026               SP-1+




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 2001

================================================================================

                                                                                                                     Ratings (a)
                                                                                                                ------------------
    Face                                                                        Maturity            Value                 Standard
   Amount                                                                         Date     Yield   (Note 1)     Moody's   & Poor's
   ------                                                                         ----     -----    ------      --------  --------
Tax Exempt General Obligation Notes & Bonds (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000   State of Oregon Housing & Community Services Mortgage RB          11/28/01   4.40%  $ 3,000,000     MIG-1
  3,000,000   State of Texas TRAN                                               08/31/01   4.21     3,004,708     MIG-1     SP-1+
  3,000,000   Texas Association of School Board TAN - Series A                  08/31/01   4.28     3,002,024     MIG-1
  1,310,000   Town of Easton, MA  BAN                                           06/21/02   2.65     1,317,433     MIG-1
  3,000,000   University of Cincinnati General Receipts BAN - Series AK1        12/21/01   4.14     3,003,398     MIG-1     SP-1+
  1,550,000   University of Cincinnati General Receipts BAN - Series AK1        02/28/02   3.29     1,553,947     MIG-1     SP-1+
-----------                                                                                       -----------
$21,260,000   Total Tax Exempt General Obligation Notes & Bonds                                   $21,285,230
-----------                                                                                       -----------
Variable Rate Demand Instruments (c) (63.97%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,260,000   Bloomington, IL Normal Airport Authority - Series 1995A           01/01/13   2.75%  $ 1,260,000    VMIG-1
  2,300,000   Burke County, GA  PCRB (Georgia Power Company Plant)              09/01/26   3.30     2,300,000    VMIG-1      A1
  3,650,000   City & County of Denver, CO Refunding MHRB
              (Cottonwood Creek Project)
              LOC General Electric Capital Corporation                          04/15/14   3.20     3,650,000                A1+
  2,000,000   Columbia, AL IDRB PCRB
              (Alabama Power Company Project) - Series A                        11/01/21   3.30     2,000,000    VMIG-1      A1+
  5,000,000   Connecticut Special Tax Second Lien Transportation Infrastructure
              LOC Commerzbank A.G.                                              12/01/10   2.40     5,000,000      P1        A1+
  4,000,000   Connecticut State HEFA RB (Bradley Health Care Issue)
              LOC Fleet Bank                                                    07/01/29   2.15     4,000,000    VMIG-1
  2,775,000   Cuyahoga County, OH HRB (Cleveland Clinic) - Series 1997C         01/01/16   2.80     2,775,000    VMIG-1      A1+
    400,000   Dekalb County, GA Development Authority IDRB (Pet Inc. Project)(d)
              LOC BNP Paribas                                                   02/01/02   2.80       400,000
    600,000   Dekalb County, GA Development Authority IDRB (Pet Inc. Project)
              LOC Credit Suisse First Boston                                    02/01/04   2.80       600,000      P1
  6,450,000   Dekalb County, GA Housing Authority
              LOC Bank of Montreal                                              12/01/07   2.70     6,450,000                A1+
    700,000   Delaware Valley, PA Regional Finance Authority
              Local Government RB
              LOC Credit Suisse First Boston                                    12/01/18   2.65       700,000    VMIG-1      A1+
  1,150,000   Delta County, MI EDC
              (Mead Escanaba Environmental Improvement) - Series D
              LOC Credit Suisse First Boston                                    12/01/23   3.30     1,150,000      P1
  2,100,000   Emmaus, PA General Authority Local Government
              (Pool Project) - Series 1989 F-15
              GIC Goldman Sachs Group L.P.                                      03/01/24   2.80     2,100,000                A1




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------



================================================================================

                                                                                                                     Ratings (a)
                                                                                                                ------------------
    Face                                                                        Maturity            Value                 Standard
   Amount                                                                         Date     Yield   (Note 1)     Moody's   & Poor's
   ------                                                                         ----     -----    ------      --------  --------
Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$10,000,000   Emmaus, PA General Authority Local Government
              (Pool Project) - Series C16
              GIC Goldman Sachs Group L.P.                                      03/01/24   2.80%  $10,000,000               A1+
  4,300,000   Emmaus, PA General Authority Local Government
              (Pool Project) - Series F15
              LOC KBC Bank                                                      03/01/24   2.80     4,300,000               A1
  1,895,000   Fayetteville, AK Public Facilities Board (Butterfield Trial)
              LOC Dresdner Bank, A.G.                                           09/01/27   3.50     1,895,000     VMIG-1
  4,000,000   Fulton County, GA Housing Authority MHRB
              (Greenhouse Holcomb Project)
              Collateralized by Federal National Mortgage Association           04/01/30   2.70     4,000,000               A1+
  2,200,000   Greyston RB Certificate
              (Variable Senior Certificates of Beneficial Ownership)
              LOC Credit Suisse First Boston                                    05/01/28   2.88     2,200,000     VMIG-1    A1+
  5,000,000   Harris County, TX Health Facility Development Authority
              (Texas Children's Hospital)
              Insured by MBIA Insurance Corp.                                   10/01/29   2.75     5,000,000     VMIG-1    A1+
  3,200,000   Harris County, TX IDRB (Baytank Houston Inc. Project)
              LOC Rabobank Nederland                                            02/01/20   2.65     3,200,000               A1+
  1,000,000   Harris County, TX HDFC Hospital RB (Memorial Hospital Systems)    12/01/26   3.30     1,000,000     VMIG-1    A1+
  1,000,000   Houston County, GA (Middle Georgia Community Action) (d)
              LOC Columbus Bank & Trust Company                                 01/01/31   2.83     1,000,000
  3,600,000   Illinois Development Finance Authority RB
              (Glenwood School For Boys)
              LOC Harris Trust & Savings Bank                                   02/01/33   2.65     3,600,000               A1+
  3,300,000   Illinois Educational Facilities Authority RB
              (Chicago Children's Museum) - Series 1994
              LOC National Bank of Detroit                                      02/01/28   2.70     3,300,000     VMIG-1    A1+
  3,000,000   Illinois Educational Facilities Authority RB
              (Chicago Children's Museum) - Series 1994
              LOC Harris Trust & Savings Bank                                   12/01/30   2.65     3,000,000     VMIG-1    A1+
  2,570,000   Illinois HEFA RB (Rush-Presbyterian St. Luke's)
              LOC Northern Trust Bank                                           11/15/06   2.70     2,570,000     VMIG-1    A1+
  2,300,000   Indiana HEFA (Rehabilitation Hospital of Indiana)
              LOC National Bank of Detroit                                      11/01/20   2.70     2,300,000     VMIG-1
    720,000   Iowa Higher Educational Loan Authority RB
              (Private College Facility - Warburg)
              LOC Allied Irish Bank                                             03/01/30   3.55       720,000     VMIG-1


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 2001

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                  ------------------
    Face                                                                          Maturity            Value                 Standard
   Amount                                                                           Date     Yield   (Note 1)     Moody's   & Poor's
   ------                                                                           ----     -----    ------      --------  --------
Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   Irvine, CA Improvement Assessment District #87-8
              LOC KBC Bank                                                        09/02/24   3.10%  $ 1,000,000     VMIG-1    A1
  1,955,000   Kentucky EDFA (Pooled Hospital Loan Program)
              Insured by Capital Reinsurance                                      08/01/18   2.85     1,955,000               A1+
  7,700,000   Lancaster County, NE Hospital Authority #1s
              (Immanuel Health - Williamsburg)
              LOC LaSalle National Bank                                           07/01/30   3.35     7,700,000               A1+
    695,000   Lancaster, PA Higher Education Authority RB
              (Franklin & Marshall College)
              LOC Chase Manhattan Bank, N.A.                                      04/15/27   2.78       695,000     VMIG-1    A1
    700,000   Lincoln County, WY PCRB (Exxon Corporation) - Series 1985           08/01/15   3.25       700,000               A1+
  6,680,000   Lisle, IL MHRB
              Collateralized by Federal National Mortgage Association             09/15/26   2.70     6,680,000               A1+
  1,400,000   Mankato, MN RB (Bethany Lutheran College) - Series B
              LOC Wells Fargo Bank, N.A.                                          11/01/15   3.55     1,400,000               A1+
  3,500,000   Massachusetts State HEFA (Capital Asset Program) - Series C
              Insured by MBIA Insurance Corp.                                     07/01/05   3.30     3,500,000     VMIG-1    A1+
  2,000,000   Michigan State Strategic Fund (Detroit Symphony) - Series A
              LOC ABN AMRO Bank, N.A.                                             06/01/31   3.50     2,000,000               A1+
  2,000,000   Missouri Development Financial Board RB
              (Saint Louis Convention Center Project)
              LOC Firstar Bank                                                    12/01/20   3.60     2,000,000               A1
  2,560,000   Missouri HEFA (Washington University)                               09/01/10   2.65     2,560,000     VMIG-1    A1+
    980,000   Missouri State HEFA (St. Francis Medical Center)
              LOC Dexia CLF                                                       06/01/26   3.50       980,000               A1+
  4,420,000   Montgomery County, MD Housing Opportunities Commission MHRB
              (Oakwood-Gainesburg)
              Guaranteed by Federal Home Loan Mortgage Corporation                11/01/07   2.70     4,420,000               A1+
  5,015,000   New York State Dormitory Authority RB (Oxford University Press Inc.)
              LOC Landesbank Hessen                                               07/01/23   3.20     5,015,000     VMIG-1
  1,000,000   North Carolina Medical Care Commission HRB
              (Pooled Financing Equipment)
              LOC Bank of America                                                 10/01/20   3.30     1,000,000     VMIG-1
  1,400,000   Ohio State Air Quality Development Authority
              (Cincinnati Gas & Electric Company Project)
              LOC Barclays Bank PLC                                               09/01/30   3.20     1,400,000     VMIG-1    A1+
  1,800,000   Pennsylvania State Turnpike Commission                              06/01/28   3.30     1,800,000     VMIG-1    A1+



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                     Ratings (a)
                                                                                                                ------------------
    Face                                                                        Maturity            Value                 Standard
   Amount                                                                         Date     Yield   (Note 1)     Moody's   & Poor's
   ------                                                                         ----     -----    ------      --------  --------
Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  1,100,000  Philadelphia, PA Water & Waste RB
              Insured by AMBAC Indemnity Corp.                                  08/01/27   2.60%  $  1,100,000    VMIG-1    A1+
   2,000,000  Pitkin County, CO IDRB (Aspen Skiing Co. Project) - Series A
              LOC First National Bank of Chicago                                04/01/16   3.30      2,000,000              A1+
     800,000  Reading, PA (York County General Authority)
              Insured by AMBAC Indemnity Corp.                                  09/01/26   2.65        800,000              A1+
   3,600,000  Salt Lake County, UT PCRB (Service Station Holdings Project)      08/01/07   3.30      3,600,000      P1      A1+
------------                                                                                       -----------
$132,775,000  Total Variable Rate Demand Instruments                                              $132,775,000
------------                                                                                       -----------
              Total Investments (99.41%) (Cost $206,311,230+)                                      206,311,230
              Cash And Other Assets In Excess Of Liabilities (0.59%) (Note 4)                        1,229,507
                                                                                                   -----------
              Net Assets (100.00%), 207,561,347 Shares Outstanding (Note 3)                       $207,540,737
                                                                                                   ===========
              Net Asset Value, offering and redemption price per share                            $       1.00
                                                                                                   ===========


              +    Aggregate cost for Federal income tax purposes is identical.




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 2001

===============================================================================



FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue. Ratings have not been audited by Deloitte & Touche LLP.

(b)  Maturity date indicated is the next put date.

(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(d) Securities that are not rated have been determined by the Fund's Board of Directors to be of comparable quality to those rated securities in which the Fund invests.


KEY:
     BAN     =   Bond Anticipation Note                        IDA     =   Industrial Development Authority

     EDC     =   Educational Development Corporation           IDRB    =   Industrial Development Revenue Bond

     EDFA    =   Economic Development Finance Authority        LOC     =   Letter of Credit

     FGIC    =   Financial Guarantee Insurance Company         MHRB    =   Multifamily Housing Revenue Bond

     GO      =   General Obligations                           PCRB    =   Pollution Control Revenue Bond

     HEFA    =   Health and Education Facilities Authority     RB      =   Revenue Bond

     HDFC    =   Housing Development Finance Corporation       TAN     =   Tax Anticipation Note

     HRB     =   Hospital Revenue Bond                         TRAN    =   Tax and Revenue Anticipation Note




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 2001

================================================================================



INVESTMENT INCOME
Interest income............................................................................   $   8,266,679

Expenses (Note 2)..........................................................................   (     857,720)
                                                                                              -------------
Net investment income......................................................................       7,408,959



REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments....................................................             -0-
                                                                                              -------------
Net increase in net assets from operations.................................................   $   7,408,959
                                                                                              =============




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED JUNE 30, 2001 AND 2000

================================================================================


                                                                              Year                    Year
                                                                             Ended                   Ended
                                                                         June 30, 2001           June 30, 2000
                                                                         -------------           -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income.............................................  $     7,408,959         $     6,813,845
   Net realized gain (loss) on investments...........................              -0-         (        15,960)
                                                                       ---------------          --------------
   Net increase in net assets from operations........................        7,408,959               6,797,885
Dividends to shareholders from net investment income.................  (     7,408,959)        (     6,813,845)
Net increase (decrease) from capital share transactions (Note 3)       (       629,801)             18,650,674
                                                                        --------------          --------------
       Total increase (decrease) in net assets.......................  (       629,801)             18,634,714
Net assets:
  Beginning of year..................................................      208,170,538             189,535,824
                                                                       ---------------         ---------------
  End of year........................................................  $   207,540,737         $   208,170,538
                                                                       ===============         ===============

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================

1.   Summary of Accounting Policies

Tax Exempt Proceeds Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. This Fund is a short term, tax exempt money market fund. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America for investment companies as follows:

     a)   Valuaton of  Securities -

     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount through demand or the period remaining until the next interest rate adjustment.

     b)   Federal  Income  Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income, if any, to its shareholders. Therefore, no provision for federal income tax is required.

     c)   Dividends  and   Distributions  -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d)   Use  of  Estimates  -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e)   General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of
 .40 of 1% per annum of the Fund's average daily net assets up to $250 million; .35 of 1% per annum of the average daily net assets between $250 million and
$500 million; and .30 of 1% per annum of the average daily net assets over $500 million. The Management Contract also provides that the Manager will bear the cost of all other expenses of the Fund. Therefore, the fee payable under the Management Contract will be the only expense of the Fund.






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
     (Continued)

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and the Manager have entered into a Distribution Agreement. The Fund's Board of Directors has adopted the plan in case certain expenses of the Fund are deemed to constitute indirect payments by the Fund for distribution expenses.

3.   Capital Stock

At June 30, 2001, 20,000,000,000 shares of $.001 par value stock were authorized and paid in capital amounted to $207,561,347. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                  Year Ended                           Year Ended
                                                 June 30, 2001                        June 30, 2000
                                                 -------------                        -------------

Sold......................................     $   407,206,363                       $  695,818,387
Issued on reinvestment of dividends.......           1,602,394                            1,772,803
Redeemed..................................      (  409,438,558)                      (  678,940,516)
                                                 -------------                        -------------
Net increase (decrease)...................     $(      629,801)                      $   18,650,674
                                                 =============                        =============

4.   Liabilities

At June 30, 2001, the Fund had the following liabilities:

Accrued management fee....................     $         4,407
Dividends payable.........................             362,975
                                                --------------
  Total liabilities.......................     $       367,382
                                                ==============

5.   Sales of Securities

Accumulated undistributed realized losses at June 30, 2001 amounted to $20,276. This amount represents tax basis capital losses which may be carried forward to offset future gains. Such losses expire through June 30, 2008.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================
6. Financial Highlights

                                                                           Year Ended June 30,
                                                 -----------------------------------------------------------------------
                                                   2001            2000           1999           1998            1997
                                                 ---------       ---------      ---------      ---------       ---------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year...........    $   1.00        $   1.00       $   1.00       $   1.00        $    1.00
                                                 ---------       ---------      ---------      ---------       ----------
Income from investment operations:
 Net investment income.......................        0.034           0.033          0.029          0.033            0.032

Less distributions:
 Dividends from net investment income........    (   0.034)      (   0.033)     (   0.029)     (   0.033)      (    0.032)
                                                  --------        --------       --------       --------        ---------
Net asset value, end of year.................    $   1.00        $   1.00       $   1.00       $   1.00        $    1.00
                                                 =========       =========      =========      =========       ==========
Total Return.................................        3.50%           3.30%          2.92%          3.31%            3.23%

Ratios/Supplemental Data

Net assets, end of year (000)................    $ 207,541       $ 208,171      $ 189,536      $ 192,016       $  199,050
Ratios to average net assets:
  Expenses...................................        0.40%           0.40%          0.40%          0.40%            0.40%
  Net investment income......................        3.45%           3.29%          2.89%          3.26%            3.18%




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================



To the Board of Directors and Shareholders of Tax Exempt Proceeds Fund, Inc.




We have audited the accompanying statement of net assets of Tax Exempt Proceeds Fund, Inc. (the "Fund") as of June 30, 2001 and the related statements of operations for the year then ended and of changes in net assets and the financial highlights for each of the years in the two year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the three year period ended June 30, 1999 were audited by other auditors whose report, dated July 23, 1999, expressed an unqualified opinion on those financial highlights.


We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the Fund's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax Exempt Proceeds Fund, Inc. as of June 30, 2001, the results of its operations for the year then ended, changes in its net assets, and its financial highlights for each of the two years then ended in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
New York, New York
July 27, 2001

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
SPECIAL MEETING OF SHAREHOLDERS, OCTOBER 10, 2000

================================================================================

A Special Meeting of Shareholders of the Fund was held at the Fund's office, 600 Fifth Avenue, New York, New York, on October 10, 2000. The purpose of the meeting was to approve a new Investment Management Contract due to CDC Asset Management's (investment management arm of France's Caisse des Depots Group) acquisition of Nvest, L.P. and Nvest Companies, L.P. (the parent of Reich & Tang Asset Management, LLC., the Manager of the Fund); to ratify the selection of Deloitte & Touche LLP as the Fund's independent auditors for the fiscal year ending June 30, 2001; to re-elect the three current directors and approve the election of two new interested directors. At the meeting the new Investment Management Contract was approved by the shareholders. Shareholders ratified the selection of Deloitte & Touche LLP, to serve as the Fund's independent auditors for the fiscal year ended June 30, 2001. Shareholders also approved the re-election of the three current directors as well as the election of two new interested directors. No other business was transacted at the meeting.

The results of the voting at the Special Meeting are as follows:


1.   To approve a new investment management contract.

                                              Shares                       % of                       % of
                                               Voted                Outstanding Shares            Shares Voted
------------------------------------------------------------------------------------------------------------------------
         For                              150,969,511                     68.25%                     99.38%
         Against                              607,813                      0.27%                      0.40%
         Abstain                              337,073                      0.15%                      0.22%


2. To ratify the selection of Deloitte & Touche LLP as independent auditors of the Fund for its fiscal year ending June 30, 2001.

                                              Shares                       % of                       % of
                                               Voted                Outstanding Shares            Shares Voted
------------------------------------------------------------------------------------------------------------------------
         For                              151,073,125                     68.30%                     99.45%
         Against                              504,199                      0.22%                      0.33%
         Abstain                              337,073                      0.15%                      0.22%


3.   To re-elect  current  directors and approve  election of two new interested directors.
                              Shares           Voted      % of T/O     Shares Voted          Voted        % of T/O
                             Voted For          For          For         Withheld          Withheld       Withheld
------------------------------------------------------------------------------------------------------------------------

    Marian R. Chertow       151,725,465       99.88%       68.60%         188,932            0.12%          0.09%
    John C. Richmond        151,687,807       99.85%       68.58%         226,590            0.15%          0.10%
    Glenn S. Klocko         151,566,598       99.77%       68.53%         347,799            0.23%          0.16%
    Catherine S. Boone      151,725,465       99.88%       68.60%         188,932            0.12%          0.09%
    Howard G. Rifkin        151,725,465       99.88%       68.60%         188,932            0.12%          0.09%



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------









-------------------------------------------------------
This report is submitted  for the general  information
of the  shareholders of the Fund. It is not authorized
for distribution to prospective  investors in the Fund
unless   preceded  or   accompanied  by  an  effective
prospectus,  which includes information  regarding the
Fund's  objectives  and  policies,  experience  of its
management,   marketability   of  shares,   and  other
information.
-------------------------------------------------------



Tax Exempt Proceeds Fund, Inc.
    600 Fifth Avenue
    New York, New York 10020


Manager
    Reich & Tang Asset Management, LLC
    600 Fifth Avenue
    New York, New York 10020


Custodian
    The Bank of New York
    100 Church Street
    New York, New York 10286


Transfer Agent &
   Dividend Disbursing Agent
    Reich & Tang Services, Inc.
    600 Fifth Avenue
    New York, New York 10020

TEP6/01A

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------







                                   TAX EXEMPT
                                   PROCEEDS
                                   FUND, INC.







                                                             Annual Report
                                                             June 30, 2001


--------------------------------------------------------------------------------